Restructuring Charges - Accumulated Restructuring Charges (Detail) - USD ($)	3 Months Ended					6 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Balance beginning of the period	$ 2,662,000				$ 0		$ 0
Restructuring Charge	2,557,000	$ 4,442,000	$ 0	$ 0	0	$ 7,000,000	3,040,000	$ 0
Cash payments	(1,319,000)						(457,000)
Other							79,000
Balance ending of the period	3,900,000	2,662,000				3,900,000	2,662,000	0
Employee severance and related costs
Restructuring Cost and Reserve [Line Items]
Balance beginning of the period	1,097,000				0		0
Restructuring Charge	204,000						1,554,000
Cash payments	(1,219,000)						(457,000)
Other							0
Balance ending of the period	82,000	1,097,000				82,000	1,097,000	0
Contract Termination Costs
Restructuring Cost and Reserve [Line Items]
Balance beginning of the period	1,565,000				$ 0		0
Restructuring Charge	2,353,000						1,486,000
Cash payments	(100,000)						0
Other							79,000
Balance ending of the period	$ 3,818,000	$ 1,565,000				$ 3,818,000	$ 1,565,000	$ 0